Putnam RetirementReady Funds Supplement	Total
Risk/Return:
Supplement Text

Prospectus Supplement	February 28, 2017

Putnam RetirementReady Funds
Prospectus dated November 30, 2016

Effective April 1, 2017, purchases of class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

The prospectus is supplemented as follows to add information about class T shares. Class T shares of the funds are not currently available for purchase.

The front cover page is supplemented to add class T shares to the list of shares to which the prospectus relates, and to indicate that each fund’s symbol for class T shares is pending.

The following information replaces similar disclosure for each fund under Fund summaries — Fees and expenses:

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

For each fund listed below, the following information is added to similar disclosure under Fund summaries -- Fees and expenses:

Putnam RetirementReady 2060 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total		Total annual fund
	Manage-	Distribution		Acquired	annual fund	Expense	operating expenses
Share	ment	and service	Other	fund fees and	operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	121.91%<	0.65%	122.81%	(121.77)%	1.04%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/26. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$353	$573	$810	$1,489

Putnam RetirementReady 2055 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund	annual fund	Expense	operating expenses
	Manage-	and service	Other	fees and	operating	reimburse-	after expense
Share class	ment fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	1.56%<	0.65%	2.46%	(1.34)%	1.12%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$361	$872	$1,410	$2,877

Putnam RetirementReady 2050 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund	annual fund	Expense	operating expenses
	Manage-	and service	Other	fees and	operating	reimburse-	after expense
Share class	ment fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.55%<	0.65%	1.45%	(0.32)%	1.13%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$362	$667	$993	$1,915

— 2 —

Putnam RetirementReady 2045 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
	Manage-	Distribution		fund	annual fund	Expense	operating expenses
Share	ment	and service	Other	fees and	operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.52%<	0.66%	1.43%	(0.30)%	1.13%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$362	$662	$984	$1,895

Putnam RetirementReady 2040 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund	annual fund	Expense	operating expenses
Share	Manage-	and service	Other	fees and	operating	reimburse-	after expense
class	ment fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.39%<	0.67%	1.31%	(0.16)%	1.15%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$364	$639	$935	$1,776

— 3 —

Putnam RetirementReady 2035 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
	Manage-	Distribution		fund	annual fund	Expense	operating expenses
	ment	and service	Other	fees and	operating	reimburse-	after expense
Share class	fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.40%<	0.66%	1.31%	(0.19)%	1.12%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$361	$637	$932	$1,773

Putnam RetirementReady 2030 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
	Manage-	Distribution		fund	annual fund	Expense	operating expenses
	ment	and service	Other	fees and	operating	reimburse-	after expense
Share class	fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.35%<	0.63%	1.23%	(0.12)%	1.11%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$360	$619	$898	$1,691

— 4 —

Putnam RetirementReady 2025 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund	annual fund	Expense	operating expenses
	Manage-	and service	Other	fees and	operating	reimburse-	after expense
Share class	ment fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.38%<	0.61%	1.24%	(0.17)%	1.07%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$356	$617	$898	$1,698

Putnam RetirementReady 2020 Fund

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund	annual fund	Expense	operating expenses
	Manage-	and service	Other	fees and	operating	reimburse-	after expense
Share class	ment fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.35%<	0.60%	1.20%	(0.12)%	1.08%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$357	$610	$882	$1,658

— 5 —

Putnam Retirement Income Fund Lifestyle 1

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a
	imposed on purchases (as a	percentage of original purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund	annual fund	Expense	operating expenses
	Manage-	and service	Other	fees and	operating	reimburse-	after expense
Share class	ment fees	(12b-1) fees	expenses	expenses	expenses	ment#	reimbursement

Class T	0.00%	0.25%	0.42%<	0.58%	1.25%	(0.22)%	1.03%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$352	$615	$899	$1,705